Foreign Exchange Gains and Losses	6 Months Ended
Jun. 30, 2024
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Foreign Exchange Gains and Losses
8.
FOREIGN EXCHANGE GAINS AND LOSSES

	For the six months ended June 30,
	2024	2023
(In thousands)
Foreign exchange loss, net	$(2)	$(2,104)

The Company primarily operates in the U.S., People’s Republic of China (“PRC”), and Australia, with most of the transactions settled in the U.S. dollar. The Company’s presentation and functional currency is the U.S. dollar. Certain bank balances, deposits and other payables are denominated in Renminbi and Australian dollar, which exposes the Company to foreign currency risk.

The Company incurs portions of its expenses in currencies other than the U.S. dollar, in particular, the Renminbi and Australian dollar. As a result, the Company is exposed to foreign currency exchange risk as our results of operations and cash flows are subject to fluctuations in foreign currency exchange rates. The Company has not entered into any derivative contracts to hedge against its exposure to currency risk during the six months ended June 30, 2023 or 2024. However, management monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.